DBX ETF Trust | 1
Schedule of Investments
Xtrackers Artificial Intelligence and Big Data ETF
August 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 100.0%
Communication Services
— 14.5%
Alphabet, Inc., Class A
1,467 239,678
AT&T, Inc.
7,004 139,380
BT Group PLC
6,059 11,069
Kakao Corp.
272 7,574
Kingsoft Corp. Ltd.
764 2,101
Meitu, Inc., 144A *
2,323 706
Meta Platforms, Inc., Class A
529 275,773
Snap, Inc., Class A *
1,081 10,097
Verizon Communications, Inc.
3,908 163,276
(Cost $844,037)
849,654
Consumer Discretionary
— 4.7%
Amazon.com, Inc. *
1,385 247,223
eBay, Inc.
470 27,777
(Cost $277,563)
275,000
Financials — 6.4%
Bank of America Corp.
6,631 270,213
Toronto-Dominion Bank
1,711 102,514
(Cost $359,908)
372,727
Industrials — 0.1%
Lyft, Inc., Class A *
(Cost $3,346)
300 3,501
Information Technology
— 74.3%
Accenture PLC, Class A
655 223,977
Adobe, Inc. *
411 236,083
Advanced Micro Devices, Inc. *
1,502 223,137
Alarm.com Holdings, Inc. *
35 2,084
Ambarella, Inc. *
37 2,209
Apple, Inc.
1,266 289,914
Arista Networks, Inc. *
261 92,232
Asana, Inc., Class A *
136 1,912
Atlassian Corp., Class A *
208 34,445
C3.ai, Inc., Class A *
107 2,497
Ciena Corp. *
110 6,342
Cisco Systems, Inc.
3,707 187,352
Cloudflare, Inc., Class A *
253 20,781
Crowdstrike Holdings, Inc., Class
A *
241 66,825
CyberArk Software Ltd. *
40 11,470
Dassault Systemes SE
686 26,789
Dell Technologies, Inc., Class C
627 72,444
Dolby Laboratories, Inc., Class A
69 4,924
Dropbox, Inc., Class A *
280 7,039
Extreme Networks, Inc. *
105 1,654
F5, Inc. *
51 10,361
Fortinet, Inc. *
620 47,560
Fujitsu Ltd.
1,900 34,939
Number
of Shares Value $
Getac Holdings Corp.
340 1,201
Hewlett Packard Enterprise Co.
1,198 23,205
HTC Corp. *
652 907
Intel Corp.
3,960 87,278
International Business Machines
Corp.
847 171,204
Intuit, Inc.
259 163,237
Jamf Holding Corp. *
55 1,018
JFrog Ltd. *
96 2,665
Keysight Technologies, Inc. *
158 24,351
Kingsoft Cloud Holdings Ltd.,
ADR *
218 508
Kyndryl Holdings, Inc. *
203 4,809
Lenovo Group Ltd.
8,147 10,016
Micron Technology, Inc.
1,030 99,127
Microsoft Corp.
597 249,033
MicroStrategy, Inc., Class A *
144 19,069
NEC Corp.
200 17,671
NetApp, Inc.
171 20,643
NetScout Systems, Inc. *
52 1,117
Nice Ltd., ADR *
58 10,077
Nokia OYJ, ADR
5,601 24,981
Nutanix, Inc., Class A *
201 12,701
NVIDIA Corp.
2,166 258,555
Open Text Corp.
226 7,190
Oracle Corp.
1,562 220,695
Palantir Technologies, Inc., Class
A *
2,094 65,919
Palo Alto Networks, Inc. *
318 115,345
Pure Storage, Inc., Class A *
270 13,848
Qualys, Inc. *
32 4,005
Radware Ltd. *
30 654
Rapid7, Inc. *
52 1,966
Realtek Semiconductor Corp.
489 8,178
RingCentral, Inc., Class A *
61 2,033
Salesforce, Inc.
948 239,749
Samsung Electronics Co. Ltd.
4,485 249,456
Samsung SDS Co. Ltd.
26 2,933
SAP SE
1,055 230,894
Seagate Technology Holdings
PLC
146 14,534
SenseTime Group, Inc., Class B,
144A *
24,151 3,653
SentinelOne, Inc., Class A *
299 7,044
ServiceNow, Inc. *
190 162,450
Silicon Laboratories, Inc. *
22 2,604
SK Hynix, Inc.
510 66,315
Snowflake, Inc., Class A *
325 37,125
Synaptics, Inc. *
34 2,768
Tenable Holdings, Inc. *
95 3,922
Twilio, Inc., Class A *
164 10,293
UiPath, Inc., Class A *
478 6,157
Western Digital Corp. *
285 18,693

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Artificial Intelligence and Big Data ETF
(Continued)
August 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2024 is as follows:
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments.
Number
of Shares Value $
Zoom Video Communications,
Inc., Class A *
304 21,000
Zscaler, Inc. *
92 18,398
(Cost $4,187,157)
4,348,164
TOTAL COMMON STOCKS
(Cost $5,672,011)
5,849,046
Number
of Shares Value $
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
5.24% (a)
(Cost $1,543)
1,543 1,543
TOTAL INVESTMENTS
— 100.0%
(Cost $5,673,554)
5,850,589
Other assets and liabilities,
net — 0.0%
1,930
NET ASSETS — 100.0%
5,852,519
 *
Value ($) at
8/2/2024
(Commencement
of Operations)
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2024
Value ($) at
8/31/2024
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 5.24% (a)
— 330,629 (329,086) — — 52 — 1,543 1,543
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 5,849,046 $ — $ — $ 5,849,046
Short-Term Investments (a)
1,543 — — 1,543
TOTAL
$ 5,850,589 $ — $ — $ 5,850,589
(a)
See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Artificial Intelligence and Big Data ETF
(Continued)
August 31, 2024 (Unaudited)
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
XAIX-PH1
R-089711-2 (5/25) DBX006037 (5/25)